Subsequent events (Details) - Subsequent Event [Member] $ / shares in Units, $ in Millions	Nov. 15, 2021 USD ($) $ / shares
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit | $ / shares	$ 0.546875
Distribution Made to Limited Partner, Cash Distributions Paid | $	$ 3.9
Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit | $ / shares	$ 0.01
Distribution Made to Limited Partner, Cash Distributions Paid | $	$ 0.3